RBC China Equity Fund Investment Strategy - RBC China Equity Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China.For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.The Fund expects to invest primarily in common stocks, but may also invest in depositary receipts. This may include securities that trade in local Chinese, Hong Kong, or other foreign exchanges and securities that trade in Renminbi (“RMB”), the official currency of China. The Fund may invest in the securities of Chinese companies, normally restricted to residents of Mainland China (commonly known as “A Shares” or “China A Shares”), through the Stock Connect program or other channels. The Fund may also invest in other investments including, but not limited to, “B Shares” of companies listed on the Shanghai and Shenzhen Stock Exchanges; “H Shares” of companies incorporated in Mainland China and listed on the Hong Kong Stock Exchange and other foreign exchanges; shares of “Red Chip” and “P-Chip” companies with controlling Chinese shareholders that are incorporated outside of Mainland China and listed on the Hong Kong Stock Exchange; and shares of companies listed on the Hong Kong Stock Exchange that generate the majority of their value and revenue from doing business in China. “Red Chip” companies are controlled, either directly or indirectly, by Mainland China state entities. “P-Chip” companies are controlled by Mainland Chinese companies or individuals. Securities of Chinese companies may also include investments in variable interest entity (“VIE”) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. In determining whether an issuer is economically tied to China, the Sub-Adviser will consider whether the issuer: (i) has a class of securities whose principal securities market is in China; (ii) is organized under the laws of, or maintains its principal place of business in, China; (iii) derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in China; (iv) maintains 50% or more of its assets in China; or (v) is otherwise determined to be economically tied to China by the Sub-Adviser in its discretion. For example, the Sub-Adviser may use the classifications assigned by third parties, including an issuer’s “country of issue” or “country of risk” as determined by Bloomberg or the classifications assigned to an issuer by the Fund’s benchmark index provider. These classifications are generally based on a number of criteria, including an issuer’s country of domicile, the primary stock exchange on which an issuer’s securities trade, the location from which the majority of an issuer’s revenue is derived, and an issuer’s reporting currency. Although the Sub-Adviser may rely on these classifications, it is not required to do so. The Fund will typically invest in equity securities issued by mid- to large-capitalization companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, ADRs, EDRs, GDRs, participation notes, warrants and rights. A convertible security is considered an “equity security” for purposes of the Fund’s 80% policy only if the convertible security is “in the money” at the time of investment. The Fund may use derivatives for hedging purposes to protect against losses or reduce volatility resulting from changes in interest rates and market indices, or to reduce its exposure to changes in the value of other currencies relative to the U.S. dollar. The Fund may also use derivatives such as options, futures, forward contracts and swaps for efficient portfolio management and investment purposes. The Fund is non-diversified and, therefore, compared to a diversified investment company, the Fund may invest a greater percentage of its assets in securities of a particular issuer. The investment process of the Fund is primarily based on fundamental research, although the Sub-Adviser will also consider quantitative and technical factors, as well as the economic outlook for China and relevant markets. Stock selection decisions are ultimately based on an understanding of the company and its business and its outlook. The Sub-Adviser incorporates material ESG factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Sub-Adviser.